Summary of Significant Accounting Policies - AFUDC (Details)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Regulatory Assets [Line Items]
Public Utilities, Property, Plant and Equipment, Non-project Electric Utility Plant, Estimated Useful Life Average		30 years
General Rate Case [Member]
Regulatory Assets [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate		7.52%
General Rate Case [Member] | Forecast
Regulatory Assets [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate	7.64%